SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 26, 2016 CNY (¥)
Foreign Currency Exchange Rate, Translation	6.6778				6.6778
Government Subsidies Recognized	¥ 4,582		¥ 5,525	¥ 2,764
Selling and marketing	¥ 38,079	$ 5,702	39,987	58,972
Lease Term Description	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest	¥ (76,833)	$ (11,506)	(17,814)	(10,140)
Retained Earnings (Accumulated Deficit)	(182,386)		(116,808)		$ (27,312)
Working Capital Deficit	136,399		90,381
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business						¥ 400,000
Advertising Expenses [Member]
Advertising Expense	6,919		5,655	15,918
Shipping HandlingAnd Transportation Cost [Member]
Selling and marketing	8,168		7,238	¥ 9,561
Research and Development [Member]
Government Subsidies Recognized	¥ 10,368		¥ 7,076